UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:      811-22619

NAME OF REGISTRANT:                      VANGUARD CHARLOTTE FUNDS

ADDRESS OF REGISTRANT:                   PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:   ANNE E. ROBINSON
                                         PO BOX 876
                                         VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                 OCTOBER 31

DATE OF REPORTING PERIOD:                JULY 1, 2020 - JUNE 30, 2021

 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 811-22619
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD CHARLOTTE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




=============== VANGUARD TOTAL INTERNATIONAL BOND II INDEX FUND ================


GECINA SA

Ticker:       GFC            Security ID:  F84215BT2
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215KK1
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215NM4
Meeting Date: MAY 06, 2021   Meeting Type: Bondholder
Record Date:  MAY 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

GECINA SA

Ticker:       GFC            Security ID:  F84215FU5
Meeting Date: MAY 25, 2021   Meeting Type: Bondholder
Record Date:  MAY 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice
2     Receive Documents of the Meeting        For       Did Not Vote Management
3     Authorize Filing of Required            For       Did Not Vote Management
      Documents/Other Formalities


--------------------------------------------------------------------------------

KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  ADPV50661
Meeting Date: JUN 18, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

KOREA HOUSING FINANCE CORP.

Ticker:                      Security ID:  ADPV50659
Meeting Date: JUN 18, 2021   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.